July 5, 2006

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re: Dreyfus Growth Opportunity Fund, Inc.
1933 Act File No.: 2-33733
1940 Act File No. 811-1899

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 55 to the Registration Statement, electronically filed with the Securities and Exchange Commission on June 27, 2006.

Very truly yours,

/s/ Ashanti M. Hollingsworth
Ashanti M. Hollingsworth
Paralegal